                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-5843

                   (Investment Company Act File Number)

                          Cash Trust Series, Inc.
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 5/31/03

            Date of Reporting Period: Fiscal year ended 5/31/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Government Cash Series

A Portfolio of Cash Trust Series, Inc.

ANNUAL SHAREHOLDER REPORT

May 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF DIRECTORS AND CORPORATION OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.05	0.05	0.04
Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.05)	(0.05)	(0.04)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.58%	1.75%	5.18%	4.65%	4.30%

Ratios to Average Net Assets:

Expenses	1.05%	1.05%	1.04%	1.01%	1.00%

Net investment income	0.59%	1.74%	4.96%	4.54%	4.22%

Expense waiver/reimbursement[2]	0.04%	0.01%	0.02%	0.10%	0.12%

Supplemental Data:

Net assets, end of period (000 omitted)	$590,024	$663,299	$785,978	$582,519	$649,081

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2003

Principal Amount			Value
		U.S. GOVERNMENT AGENCIES--41.7%
$8,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 1.185%, 6/9/2003	$7,996,914
9,000,000	[2]	Federal Home Loan Bank System Discount Notes, 1.150% - 1.230%, 8/15/2003 - 11/7/2003	8,964,354
68,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 1.089% - 1.310%, 6/2/2003 - 7/7/2003	67,986,986
26,000,000		Federal Home Loan Bank System Notes, 1.250% - 3.750%, 6/20/2003 - 6/18/2004	26,082,723
10,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 1.155% - 1.240%, 7/30/2003 - 9/30/2003	9,974,128
8,500,000		Federal Home Loan Mortgage Corp. Notes, 5.250% - 6.375%, 11/15/2003 - 2/15/2004	8,676,954
39,000,000	[2]	Federal National Mortgage Association Discount Notes, 1.140% - 1.250%, 7/23/2003 - 11/19/2003	38,846,537
54,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 1.130% - 1.168%, 6/9/2003 - 8/1/2003	53,989,298
19,500,000		Federal National Mortgage Association Notes, 1.300% - 5.125%, 2/13/2004 - 6/28/2004	19,592,152
4,000,000	[1]	Student Loan Marketing Association Floating Rate Notes, 1.150%, 7/25/2003	3,998,869

		TOTAL U.S. GOVERNMENT AGENCIES	246,108,915

		REPURCHASE AGREEMENTS--59.0%
26,000,000		Interest in $830,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 1.370%, dated 5/30/2003, to be repurchased at $26,002,968 on 6/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 11/15/2010	26,000,000
26,000,000		Interest in $1,500,000,000 joint repurchase agreement with Banc of America LLC, 1.370%, dated 5/30/2003, to be repurchased at $26,002,968 on 6/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2033	26,000,000
26,000,000		Interest in $1,150,000,000 joint repurchase agreement with Banc One Capital Markets, Inc., 1.370%, dated 5/30/2003, to be repurchased at $26,002,968 on 6/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 5/1/2033	26,000,000
37,283,000		Interest in $1,742,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.280%, dated 5/30/2003, to be repurchased at $37,286,977 on 6/2/2003, collateralized by U.S. Treasury Bonds with various maturities to 5/15/2030	37,283,000
26,000,000		Interest in $800,000,000 joint repurchase agreement with Countrywide Securities Corp., 1.370%, dated 5/30/2003, to be repurchased at $26,002,968 on 6/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 4/25/2033	26,000,000
26,000,000		Interest in $600,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.360%, dated 5/30/2003, to be repurchased at $26,002,947 on 6/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 6/25/2033	26,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$26,000,000		Interest in $500,000,000 joint repurchase agreement with Greenwich Capital Markets, Inc., 1.370%, dated 5/30/2003, to be repurchased at $26,002,968 on 6/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 5/25/2033	$26,000,000
26,000,000		Interest in $500,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.370%, dated 5/30/2003, to be repurchased at $26,002,968 on 6/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 6/25/2033	26,000,000
26,000,000		Interest in $400,000,000 joint repurchase agreement with Morgan Stanley & Co., Inc., 1.370%, dated 5/30/2003, to be repurchased at $26,002,968 on 6/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2033	26,000,000
9,000,000	[3]	Interest in $400,000,000 joint repurchase agreement with UBS Warburg LLC, 1.240%, dated 5/8/2003, to be repurchased at $9,014,880 on 6/25/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/15/2033	9,000,000
12,000,000	[3]	Interest in $375,000,000 joint repurchase agreement with UBS Warburg LLC, 1.310%, dated 5/29/2003, to be repurchased at $12,003,057 on 6/5/2003, collateralized by U.S. Government Agency Obligations with various maturities to 5/25/2029	12,000,000
30,000,000		Interest in $2,500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.370%, dated 5/30/2003, to be repurchased at $30,003,425 on 6/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 6/25/2033	30,000,000
26,000,000		Interest in $1,000,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.370%, dated 5/30/2003, to be repurchased at $26,002,968 on 6/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 6/1/2033	26,000,000
26,000,000		Interest in $525,000,000 joint repurchase agreement with WestLB AG, 1.370%, dated 5/30/2003, to be repurchased at $26,002,968 on 6/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 1/1/2042	26,000,000

		TOTAL REPURCHASE AGREEMENTS	348,283,000

		TOTAL INVESTMENTS--100.7% (AT AMORTIZED COST)[4]	594,391,915

		OTHER ASSETS AND LIABILITIES -- NET--(0.7)%	(4,367,789)

		TOTAL NET ASSETS--100%	$590,024,126

1 Denotes variable rate securities which show current rate and next demand date.

2 These issues show the rate of discount at the time of purchase.

3 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003

Assets:
Investments in repurchase agreements	$348,283,000
Investments in securities	246,108,915

Total investments in securities, at amortized cost and value		$594,391,915
Cash		495
Income receivable		465,586
Receivable for shares sold		1,925,141

TOTAL ASSETS		596,783,137

Liabilities:
Payable for investments purchased	3,000,000
Payable for shares redeemed	3,494,199
Payable for transfer and dividend disbursing agent fees and expenses	13,840
Payable for directors'/trustees' fees	208
Payable for portfolio accounting fees	9,096
Payable for distribution services fee	49,076
Payable for shareholder services fee	122,691
Income distribution payable	58,390
Accrued expenses	11,511

TOTAL LIABILITIES		6,759,011

Net assets for 590,024,347 shares outstanding		$590,024,126

Net Assets Consist of:
Paid in capital		$590,024,347
Distributions in excess of net investment income		(221)

TOTAL NET ASSETS		$590,024,126

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$590,024,126 ÷ 590,024,347 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2003

Investment Income:
Interest			$11,569,581

Expenses:
Investment adviser fee		$3,509,173
Administrative personnel and services fee		527,780
Custodian fees		48,825
Transfer and dividend disbursing agent fees and expenses		767,253
Directors'/Trustees' fees		7,852
Auditing fees		12,342
Legal fees		5,206
Portfolio accounting fees		106,817
Distribution services fee		701,835
Shareholder services fee		1,754,587
Share registration costs		137,838
Printing and postage		60,127
Insurance premiums		2,224
Taxes		66,365
Miscellaneous		3,232

TOTAL EXPENSES		7,711,456

Waivers:
Waiver of investment adviser fee	$(271,319)
Waiver of transfer and dividend disbursing agent fees and expenses	(36,483)

TOTAL WAIVERS		(307,802)

Net expenses			7,403,654

Net investment income			$4,165,927

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,165,927	$13,794,259

Distributions to Shareholders:
Distributions from net investment income	(4,166,148)	(13,794,259)

Share Transactions:
Proceeds from sale of shares	2,421,603,767	2,658,275,523
Net asset value of shares issued to shareholders in payment of distributions declared	3,562,193	12,172,152
Cost of shares redeemed	(2,498,440,447)	(2,793,126,877)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(73,274,487)	(122,679,202)

Change in net assets	(73,274,708)	(122,679,202)

Net Assets:
Beginning of period	663,298,834	785,978,036

End of period (including distributions in excess of net investment income of $(221) and $0, respectively)	$590,024,126	$663,298,834

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2003

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Government Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2003, there were 12,500,000,000 par value shares ($0.001 per share) authorized. Capital paid-in aggregated $590,024,347. Transactions in capital stock were as follows:

Year Ended May 31	2003	2002
Shares sold	2,421,603,767	2,658,275,523
Shares issued to shareholders in payment of distributions declared	3,562,193	12,172,152
Shares redeemed	(2,498,440,447)	(2,793,126,877)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(73,274,487)	(122,679,202)

FEDERAL TAX INFORMATION

The tax character of distributions reported on the Statement of Changes in Net Assets the years ended May 31, 2003 and 2002, was as follows:

	2003	2002
Ordinary income	$4,166,148	$13,794,259

As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$58,170

OTHER TAXES

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of average aggregate daily net assets of all Funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund, annually, to reimburse FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets annually, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC. AND SHAREHOLDERS OF GOVERNMENT CASH SERIES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Government Cash Series (the "Fund") (a portfolio of the Cash Trust Series, Inc.) as of May 31, 2003, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at May 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 11, 2003

Board of Directors and Corporation Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 138 investment company portfolios. Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Regions Morgan Keegan Select Funds--nine portfolios; Riggs Funds--eight portfolios; WesMark Funds--five portfolios; and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: May 1989	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: May 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: May 1989

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: May 1989

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: June 1995	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 VICE PRESIDENT Began serving: November 1998

Deborah A. Cunningham has been the Fund's Portfolio Manager since August 1989. She is Vice President of the Corporation. Ms. Cunningham joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham served as a Portfolio Manager and a Vice President of the Adviser from 1993 through 1996. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Corporation. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Government Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 147551204

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

28564 (7/03)

Federated Investors
World-Class Investment Manager

Municipal Cash Series

A Portfolio of Cash Trust Series, Inc.

ANNUAL SHAREHOLDER REPORT

May 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF DIRECTORS AND CORPORATION OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.01	0.03	0.03	0.03
Less Distributions:
Distributions from net investment income	(0.01)	(0.01)	(0.03)	(0.03)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.51%	1.20%	3.21%	2.92%	2.58%

Ratios to Average Net Assets:

Expenses	1.05%	1.05%	1.04%	1.02%	1.01%

Net investment income	0.52%	1.16%	3.16%	2.87%	2.57%

Expense waiver/reimbursement[2]	0.07%	0.05%	0.03%	0.07%	0.12%

Supplemental Data:

Net assets, end of period (000 omitted)	$426,684	$538,236	$508,523	$430,365	$437,451

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2003

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6%[1]
		Alabama--3.0%
$3,196,000		Birmingham, AL IDA, IDRB's, (Series 1999), Weekly VRDNs (Glasforms, Inc.)/(Comerica Bank - California LOC)	$3,196,000
4,500,000		Gadsden, AL IDB, IDRB's, (Series 1997), Weekly VRDNs (Chicago Steel (Alabama) LLC)/(Marshall & Ilsley Bank, Milwaukee LOC)	4,500,000
5,000,000		St. Clair County, AL IDB, (Series 1993), Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC)	5,000,000

		TOTAL	12,696,000

		Alaska--0.7%
3,000,000		Valdez, AK Marine Terminal, (1994 Series C), 2.00% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 1/1/2004	3,008,616

		Arizona--3.7%
2,500,000		Apache County, AZ, IDA, (Series 1983B), Weekly VRDNs (Tucson Electric Power Co.)/(Bank of New York LOC)	2,500,000
725,000		Arizona Health Facilities Authority, (Series 2002), Weekly VRDNs (Royal Oaks Life Care Community)/(Lasalle Bank, N.A. LOC)	725,000
1,100,000		Arizona Health Facilities Authority, Pooled Loan Program Revenue Bonds (Series 1985B), Weekly VRDNs (FGIC INS)/(JPMorgan Chase Bank LIQ)	1,100,000
790,000		Chandler, AZ, IDA, Weekly VRDNs (SMP II LP)/(Bank One N.A. (Chicago) LOC)	790,000
6,000,000		Maricopa County, AZ, IDA, San Miguel Apartments (Series 2002), 1.72% TOBs (Transamerica Life Insurance and Annuity Co.), Mandatory Tender 7/15/2003	6,000,000
2,050,000		Pima County, AZ, IDA, (Series 2000A), Weekly VRDNs (Broadway Proper Congregate)/(State Street Bank and Trust Co. LOC)	2,050,000
1,145,000		Sierra Vista, AZ, IDA, (Series 2001A)/(Mountain Steppes Apartments), Weekly VRDNs (Mountain Steppes Properties LLC)/(Federal National Mortgage Association LOC)	1,145,000
1,250,000		Tempe, AZ, IDA, (Series 2002C), Weekly VRDNs (Friendship Village of Tempe)/(Lasalle Bank, N.A. LOC)	1,250,000

		TOTAL	15,560,000

		Arkansas--3.1%
2,050,000		Arkansas Development Finance Authority, (Series B), Weekly VRDNs (Riceland Foods, Inc.)/(SunTrust Bank LOC)	2,050,000
1,000,000		Arkansas Development Finance Authority, (Series 1999C), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC)	1,000,000
1,000,000		Arkansas Development Finance Authority, (Series 1999D), Weekly VRDNs (Riceland Foods, Inc.)/(BNP Paribas SA LOC)	1,000,000
2,100,000		Blytheville, AR, (Series 1998), Weekly VRDNs (Nucor Corp.)	2,100,000
6,500,000		Blytheville, AR, (Series 2002), Weekly VRDNs (Nucor Corp.)	6,500,000
645,000		Clark County, AR, (Series 2003), Weekly VRDNs (Alcoa, Inc.)	645,000

		TOTAL	13,295,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		California--3.4%
$10,000,000		California State, (Series B), 2.50% RANs, 6/27/2003	$10,005,734
1,500,000		California State, (Series D), VRNs, 6/27/2003	1,500,000
1,500,000		California Statewide Communities Development Authority, (Series 2001B), 1.70% TOBs (Kaiser Permanente), Optional Tender 7/1/2003	1,500,000
1,467,716	[2]	PBCC LeaseTOPS Trust (California Non-AMT) (Series 1998-1), 1.90% TOBs (AMBAC INS)/(Pitney Bowes Credit Corp. LIQ) 8/10/2003	1,467,716

		TOTAL	14,473,450

		Colorado--2.1%
2,750,000		Adams County, CO IDB, (Series 1993), Weekly VRDNs (Bace Manufacturing, Inc.)/(WestLB AG LOC)	2,750,000
825,000		Colorado HFA, (Series 2000B), Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC)	825,000
5,500,000		Denver, CO City & County Airport Authority, (PT-782), Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ)	5,500,000

		TOTAL	9,075,000

		District of Columbia--0.7%
2,765,000		District of Columbia HFA, Roaring Forks Certificates, (Series 2000-23), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,765,000

		Florida--1.2%
5,000,000		Greater Orlando, FL Aviation Authority, Weekly VRDNs (Cessna Aircraft Co.)/(Textron, Inc. GTD)	5,000,000

		Georgia--0.9%
2,000,000	[2]	Atlanta, GA, Airport Revenue, (PA-916R), 1.70% TOBs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/9/2003	2,000,000
2,000,000		Municipal Electric Authority of Georgia, (Series 1994D), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	2,000,000

		TOTAL	4,000,000

		Illinois--8.2%
5,000,000		Chicago, IL, (Series 2000C), 1.60% TOBs (Peoples Gas Light & Coke Co.), Optional Tender 7/7/2003	5,000,000
8,000,000		Chicago, IL, Gas Supply Revenue, (Series 1993 -B), 1.45% CP (Peoples Gas Light & Coke Co.), Mandatory Tender 8/6/2003	8,000,000
3,000,000		Illinois Development Finance Authority, (Series 2002), Weekly VRDNs (Kasbergen Family Living Trust)/(Wells Fargo Bank, N.A. LOC)	3,000,000
6,000,000		Illinois Development Finance Authority, IDB, (Series 1997), Weekly VRDNs (Tempco Electric Heater Corp.)/(Bank One N.A. (Chicago) LOC)	6,000,000
3,940,000		Illinois Development Finance Authority, IDB, (Series 2000A), Weekly VRDNs (Demar, Inc.)/(Firstar Bank, N.A. LOC)	3,940,000
2,630,000		Illinois Development Finance Authority, IDB, Adjustable Rate IDRB, (Series 1996A), Weekly VRDNs (Nimlok Co.)/(Bank One, Illinois N.A. LOC)	2,630,000
6,280,000	[2]	University of Illinois, MERLOTS (Series 2001-A88), 1.55% TOBs (AMBAC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	6,280,000

		TOTAL	34,850,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Indiana--4.6%
$1,180,000		Carmel, IN, (Series 1996-A), Weekly VRDNs (Telamon Corp.)/(Huntington National Bank, Columbus, OH LOC)	$1,180,000
1,310,000		Carmel, IN, (Series 1999), Weekly VRDNs (Telamon Corp.)/(Huntington National Bank, Columbus, OH LOC)	1,310,000
2,020,000		Huntingburg, IN, (Series 1994), Weekly VRDNs (DMI Furniture, Inc.)/(Bank One, Indiana N.A. LOC)	2,020,000
2,230,000		Huntingburg, IN, EDRB, (Series 1993), Weekly VRDNs (DMI Furniture, Inc.)/(Bank One, Indiana N.A. LOC)	2,230,000
1,215,000		Indiana Development Finance Authority, (Series 1996), Weekly VRDNs (Meridian Group LLC Project)/(Bank One, Indiana N.A. LOC)	1,215,000
1,500,000		Indiana Development Finance Authority, (Series 2002 EDRB), Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(Northern Trust Co., Chicago, IL LOC)	1,500,000
930,000		Lebanon, IN IDA, (Series 1991), Weekly VRDNs (White Castle System)/(Bank One N.A. (Ohio) LOC)	930,000
2,415,000		Miami County, IN, (Series 2001)/(Timberland RV Project), Weekly VRDNs (Timberlodge Real Estate LLC)/(National City Bank, Indiana LOC)	2,415,000
2,980,000		North Manchester, IN, (Series 1997), Weekly VRDNs (Eften, Inc.)/(Comerica Bank LOC)	2,980,000
3,761,000		Valparaiso, IN Community Schools, 2.25% TANs, 12/31/2003	3,779,390

		TOTAL	19,559,390

		Iowa--0.1%
590,000		Iowa Finance Authority, IDRB, Weekly VRDNs (V-T Industries, Inc. Project)/(Wells Fargo Bank Minnesota N.A. LOC)	590,000

		Kansas--2.0%
625,000		Lenexa, KS, (Series 2001), Weekly VRDNs (Irvin R. and Jeannine M. Robinson)/(Firstar Bank, N.A. LOC)	625,000
4,285,000		Lenexa, KS, (Series 2001), Weekly VRDNs (Robbie Manufacturing, Inc.)/(Firstar Bank, N.A. LOC)	4,285,000
3,415,000		Wyandotte County, KS, (Series 1999), Weekly VRDNs (Shor-Line)/(Firstar Bank, N.A. LOC)	3,415,000

		TOTAL	8,325,000

		Kentucky--1.4%
1,090,000		Fort Mitchell, KY IDA, 1.55% TOBs (Motor Inn, Inc.)/(Huntington National Bank, Columbus, OH LOC), Optional Tender 11/1/2003	1,090,000
1,400,000		Henderson County, KY, (Series 1996A), Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC)	1,400,000
1,641,000		Kenton County, KY, (Series 1999), Weekly VRDNs (Packaging Un-limited of Northern Kentucky, Inc.)/(National City Bank, Kentucky LOC)	1,641,000
1,900,000		Winchester, KY, (Series 1990), Weekly VRDNs (Walle Corp.)/(UBS AG LOC)	1,900,000

		TOTAL	6,031,000

		Louisiana--0.6%
2,500,000		New Orleans, LA IDB, (Series 2000), Weekly VRDNs (Home Furnishings Store)/(Bank One N.A. (Chicago) LOC)	2,500,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Maine--1.0%
$4,440,000		Paris, ME, (Series 2001), Weekly VRDNs (Maine Machine Products Co.)/(Key Bank, N.A. LOC)	$4,440,000

		Maryland--2.8%
2,120,000		Anne Arundel County, MD, (Series 1996), Weekly VRDNs (Atlas Container Corp. Project)/(Mellon Bank N.A., Pittsburgh LOC)	2,120,000
1,880,000		Maryland Economic Development Corp., (Series 1998A-Catterton Printing Company Facility), Weekly VRDNs (Sky II LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,880,000
755,000		Maryland Economic Development Corp., (Series 1998B), Weekly VRDNs (Catterton Printing Co. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	755,000
925,000		Maryland State Community Development Administration, (Series 1990A), Weekly VRDNs (College Estates)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	925,000
1,815,000		Maryland State Community Development Administration, (Series 1990B), Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC)	1,815,000
2,000,000		Maryland State Community Development Administration, MERLOTS (Series 2001-B2), Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,000,000
2,500,000		Maryland State IDFA, (Series 1994), Weekly VRDNs (Johnson Controls, Inc.)	2,500,000

		TOTAL	11,995,000

		Massachusetts--1.5%
4,830,000		Haverhill, MA, 3.00% BANs (Fleet National Bank LOC), 12/5/2003	4,867,798
1,698,311		Haverhill, MA, 3.00% RANs (Fleet National Bank LOC), 6/12/2003	1,699,152

		TOTAL	6,566,950

		Minnesota--1.6%
1,480,000		Brooklyn Park, MN EDA, (Series 1999), Weekly VRDNs (Midwest Finishing, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	1,480,000
1,700,000		Minnesota State Higher Education Coordinating Board, (Series 1992 A), Weekly VRDNs (U.S. Bank N.A., Cincinnati LIQ)	1,700,000
590,000		Plymouth, MN, Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	590,000
750,000		Plymouth, MN, (Series 1998), Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	750,000
1,520,000		Red Wing, MN Port Authority, (Series 1998), Weekly VRDNs (Food Service Specialties)/(Wells Fargo Bank Minnesota N.A. LOC)	1,520,000
795,000		White Bear, MN, Weekly VRDNs (Thermoform Plastic, Inc.)/(Bank of America N.A. LOC)	795,000

		TOTAL	6,835,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Mississippi--1.8%
$2,860,000		Mississippi Business Finance Corp., (Series 1998), Weekly VRDNs (American Metal Sales, Inc.)/(Wells Fargo Bank, N.A. LOC)	$2,860,000
2,000,000		Mississippi Home Corp., Roaring Forks (Series 2002-16), Weekly VRDNs (GNMA COL)/(Bank of New York LIQ)	2,000,000
2,955,000	[2]	Mississippi Home Corp., Roaring Forks Certificates, (Series 2001-14), 1.35% TOBs (GNMA COL)/(Bank of New York LIQ), Optional Tender 2/25/2004	2,955,000

		TOTAL	7,815,000

		Missouri--0.7%
3,100,000		Kansas City, MO IDA, (Series 2001B), Weekly VRDNs (Ridgeview Heights Apartments)/(U.S. Bank NA, Cincinnati LOC)	3,100,000

		Multi State--11.4%
3,781,500		BNY Municipal Certificates Trust, (Series 2002-BNY1), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	3,781,500
3,000,000		BNY Municipal Certificates Trust, (Series 2002-BNY5), Weekly VRDNs (Bank of New York LIQ)/(Bank of New York LOC)	3,000,000
5,000,000		Charter Mac Floater Certificates Trust I, (Nat-1 Series), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg, State Street Bank and Trust Co. and Toronto Dominion Bank LIQs)	5,000,000
7,000,000		Charter Mac Floater Certificates Trust I, (Nat-4 Series), Weekly VRDNs (MBIA INS)/(Bayerische Landesbank Girozentrale, Dexia Bank, Belgium, Fleet National Bank, Landesbank Baden-Wuerttemberg, State Street Bank and Trust Co. and Toronto Dominion Bank LIQs)	7,000,000
15,288,000		Clipper Tax-Exempt Certificates Trust (AMT MultiState)/(Series 1999-3), Weekly VRDNs (State Street Bank and Trust Co. LIQ)	15,288,000
7,265,000		Clipper Tax-Exempt Certificates Trust (AMT Multistate)/(Series 2002-09), Weekly VRDNs (AMBAC, FGIC, FSA, MBIA INS) and State Street Bank and Trust Co. LIQs)	7,265,000
4,000,000		Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-01), Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)	4,000,000
3,500,000		Clipper Tax-Exempt Certificates Trust (Multistate-AMT)/(Series 2003-03), Weekly VRDNs (GNMA COL)/(Merrill Lynch & Co., Inc. LIQ)	3,500,000

		TOTAL	48,834,500

		Nevada--1.2%
1,000,000		Clark County, NV, Passenger Facility, Las Vegas/McCarran Intl. Airport, (Series A), 6.25% Bonds (MBIA INS), 7/1/2003	1,003,793
4,000,000		Clark County, NV, (Series 1997A), 1.45% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank Girozentrale LOC), Optional Tender 6/2/2003	4,000,000

		TOTAL	5,003,793

		New Jersey--0.4%
1,626,250		Beachwood, NJ, 2.75% BANs, 9/5/2003	1,631,088

		New York--2.5%
4,780,000		Fulton, NY City School District, 2.375% RANs, 6/30/2003	4,782,892
5,771,000		Oyster Bay, NY, (2002 Series E), 2.50% BANs, 8/22/2003	5,782,479

		TOTAL	10,565,371

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		North Carolina--0.9%
$3,905,000		Durham, NC Housing Authority Weekly VRDNs (Fayette Place Apartments)/(Bank of America N.A. LOC)	$3,905,000

		North Dakota--1.1%
600,000		Fargo, ND, Variable Rate Demand IDRB's, (Series 1997), Weekly VRDNs (Owen Industries, Inc.)/(Mellon Bank NA, Pittsburgh LOC)	600,000
4,260,000		Grand Forks, ND, Variable Rate Demand IDRB's, (Series 1999), Weekly VRDNs (LM Glasfiber North Dakota, Inc.)/(Wells Fargo Bank Minnesota N.A. LOC)	4,260,000

		TOTAL	4,860,000

		Ohio--9.0%
2,500,000		Athens, OH, 1.96% BANs, 7/17/2003	2,500,958
2,000,000		Baberton, OH, 2.00% BANs, 12/4/2003	2,005,519
2,000,000		Belmont County, OH, (Third Series), 1.40% BANs, 3/17/2004	2,004,063
3,090,000		Canfield, OH, Local School District, 1.85% BANs, 9/25/2003	3,092,413
4,500,000		Dublin, OH, Industrial Development Refunding Revenue Bonds, (Series 1997), Weekly VRDNs (Witco Corp.)/(Fleet National Bank LOC)	4,500,000
2,725,000		Garfield Heights, OH City School District, 1.85% BANs, 1/22/2004	2,731,034
3,760,000		Mansfield, OH, Justice Center (Series 2003), 1.70% BANs, 3/4/2004	3,774,883
1,813,000		Maple Heights, OH City School District, 1.35% BANs, 4/30/2004	1,814,460
3,700,000		Mason, OH, Road Improvements, 1.39% BANs, 5/27/2004	3,708,990
2,000,000		Ohio State Water Development Authority, (Series 2002), Weekly VRDNs (PEL Technologies LLC)/(Key Bank, N.A. LOC)	2,000,000
535,000		Ohio State, IDR, (Series 1991), Weekly VRDNs (Standby Screw, Inc.)/(National City Bank, Ohio LOC)	535,000
1,000,000		Ohio Waste Development Authority Solid Waste, (Series 2002 A-6), Weekly VRDNs (PEL Technologies LLC)/(Key Bank, N.A. LOC)	1,000,000
1,500,000		Orange, OH, City School District, 1.95% BANs, 7/17/2003	1,500,500
3,125,000		Ross County, OH, Local School District, 2.00% BANs, 6/5/2003	3,125,263
2,500,000		Summit County, OH, IDA, (Series 1999), Weekly VRDNs (Waltco Truck Equipment)/(Svenska Handelsbanken, Stockholm LOC)	2,500,000
1,405,000		Summit County, OH IDA, (Series 2000), Weekly VRDNs (McHale Group)/(National City Bank, Ohio LOC)	1,405,000

		TOTAL	38,198,083

		Oklahoma--2.2%
1,215,000		Adair County, OK IDA, (Series B), Weekly VRDNs (Baldor Electric Co.)/(Wachovia Bank N.A. LOC)	1,215,000
2,000,000		Broken Arrow, OK, EDA Weekly VRDNs (Blue Bell Creameries)/(J.P. Morgan Chase Bank LOC)	2,000,000
1,665,000		Oklahoma County, OK, Finance Authority, (Series 1996), Weekly VRDNs (Avalon Project)/(Bank One N.A. (Chicago) LOC)	1,665,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Oklahoma--continued
$2,500,000		Oklahoma Development Finance Authority, (Series 2002B), Weekly VRDNs (ConocoPhillips)	$2,500,000
1,800,000		Oklahoma Development Finance Authority, 1.40% TOBs (Simmons Poultry Farms)/(Harris Trust & Savings Bank, Chicago LOC), Optional Tender 8/1/2003	1,800,000

		TOTAL	9,180,000

		Oregon--0.5%
1,000,000		Oregon State, (Series 194), Weekly VRDNs (Tillamook County Creamery Association)/(BNP Paribas SA LOC)	1,000,000
1,000,000		Oregon State, (Series 195), Weekly VRDNs (Columbia River Processing, Inc.)/(BNP Paribas SA LOC)	1,000,000

		TOTAL	2,000,000

		Pennsylvania--0.9%
3,000,000		Erie, PA School District, 2.50% TRANs, 6/30/2003	3,002,118
895,000		McKean County, PA, IDA, (Series 1997), Weekly VRDNs (Keystone Powdered Metal Co.)/(Mellon Bank NA, Pittsburgh LOC)	895,000

		TOTAL	3,897,118

		Rhode Island--0.9%
3,800,000		Warwick, RI Housing Authority, (Series 2001), Daily VRDNs (Trafalgar East Apartments)/(Fleet National Bank LOC)	3,800,000

		South Carolina--2.2%
2,200,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.)	2,200,000
4,500,000		Berkeley County, SC IDB, (Series 1996A), Weekly VRDNs (Nucor Corp.)	4,500,000
2,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.)	2,000,000
485,000		South Carolina Jobs-EDA, EDRB, (Series 1994), Weekly VRDNs (Carolina Cotton Works, Inc. Project)/(Branch Banking & Trust Co., Winston-Salem LOC)	485,000

		TOTAL	9,185,000

		Tennessee--3.8%
640,000		Benton County TN, IDB, (Series 1996), Weekly VRDNs (Jones Plastic and Engineering Corp.)/(National City Bank, Kentucky LOC)	640,000
850,000		Chattanooga, TN, IDB, Industrial Development Variable Rate Demand Revenue Bonds (Series 1997), Weekly VRDNs (JRB Co., Inc.)/(National City Bank, Ohio LOC)	850,000
1,215,000		Chattanooga, TN, IDB, Revenue Bonds, (Series 1997), Weekly VRDNs (TB Wood's Inc. Project)/(PNC Bank, N.A. LOC)	1,215,000
1,800,000		Franklin County, TN IDB, (Series 1997), Weekly VRDNs (Hi-Tech)/(Regions Bank, Alabama LOC)	1,800,000
275,000		Hamilton County, TN, IDB Weekly VRDNs (Pavestone Co.)/(Bank One N.A. (Chicago) LOC)	275,000
2,600,000		Jackson, TN, IDB, (Series 1999), Weekly VRDNs (Bobrick Washroom Equipment)/(Amsouth Bank N.A., Birmingham LOC)	2,600,000
350,000		Knox County, TN, IDB, (Series 1996), Weekly VRDNs (Health Ventures, Inc.)/(SunTrust Bank LOC)	350,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Tennessee--continued
$7,200,000		Roane, TN, IDB, (Series 1982), Monthly VRDNs (Fortafil Fibers, Inc. Project)/(ABN AMRO Bank NV, Amsterdam LOC)	$7,200,000
1,370,000		Tennessee Housing Development Agency, (Series PG-2A), 4.55% Bonds, 7/1/2003	1,372,952

		TOTAL	16,302,952

		Texas--10.2%
3,000,000	[2]	Austin, TX, MERLOTS (Series 2000-A26), 1.50% TOBs (MBIA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	3,000,000
4,950,000		Brazos River Authority, TX, Trust Receipts, (Series 2002 FR/RI F-1), Weekly VRDNs (TXU Energy)/(Bank of New York SWP)	4,950,000
3,000,000		Dallas-Fort Worth, TX, International Airport, (PA-1146R), Weekly VRDNs (MBIA INS)/(Merrill Lynch & Co., Inc. LIQ)	3,000,000
8,000,000		Dallas-Fort Worth, TX, International Airport, Roaring Forks, (Series 2003-4), Weekly VRDNs (FSA, MBIA INS) and Bank of New York LIQs)	8,000,000
5,000,000		Port Arthur Navigation District, TX, IDC, (Series 2000), Weekly VRDNs (Air Products & Chemicals, Inc.)	5,000,000
5,000,000		Port Arthur Navigation District, TX, IDC, (Series 2001), Weekly VRDNs (Air Products & Chemicals, Inc.)	5,000,000
3,000,000	[2]	Sabine River Authority, TX, Clippers (Series 2001-2), 1.30% TOBs (Southwestern Electric Power Co.)/(MBIA INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 9/11/2003	3,000,000
1,540,000		Tarrant County, TX, IDC, Weekly VRDNs (Holden Business Forms)/(Wells Fargo Bank Minnesota N.A. LOC)	1,540,000
5,082,000	[2]	Texas State Department of Housing & Community Affairs, Clippers (Series 2001-1), 1.35% TOBs (GNMA COL)/(State Street Bank and Trust Co. LIQ), Optional Tender 9/11/2003	5,082,000
5,000,000		Texas State, 2.75% TRANs, 8/29/2003	5,018,243

		TOTAL	43,590,243

		Utah--0.9%
4,000,000		West Jordan, UT, (Series 1999), Weekly VRDNs (Penco Products, Inc.)/(Key Bank, N.A. LOC)	4,000,000

		Virginia--2.0%
2,500,000		Campbell County, VA, IDA, Weekly VRDNs (Georgia-Pacific Corp.)/(Bank of America N.A. LOC)	2,500,000
4,000,000		Halifax, VA, IDA, MMMs, PCR (Series 1992), 1.45% CP (Virginia Electric & Power Co.), Mandatory Tender 6/11/2003	4,000,000
1,000,000		Portsmouth, VA, Redevelopment and Housing Authority, (Series 2000), Weekly VRDNs (Yorkshire Square Townhouse Apartments)/(SunTrust Bank LOC)	1,000,000
985,000		Virginia Resources Authority, Water and Sewer, (Series 1997), Weekly VRDNs (Henrico County, VA)/(SunTrust Bank LIQ)	985,000

		TOTAL	8,485,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued[1]
		Washington--2.1%
$5,330,000	[2]	Clark County, WA Public Utilities District No. 001, MERLOTS, (Series 2001-A116), 1.55% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 11/12/2003	$5,330,000
3,590,000		Port of Seattle, WA, Floater Certificates, (Series 2001-802), Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ)	3,590,000

		TOTAL	8,920,000

		West Virginia--0.0%
5,000		South Charleston, WV, PT-1637, Weekly VRDNs (Southmoor Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC)	5,000

		Wisconsin--2.3%
4,015,000		Lawrence, WI, Weekly VRDNs (TPF Futures/Robinson Metals, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC)	4,015,000
965,000		Marshfield, WI, (Series 1993), Weekly VRDNs (Building Systems, Inc.)/(Bank One, Wisconsin N.A. LOC)	965,000
3,900,000		Mukwonago, WI, (Series 1999), Weekly VRDNs (Empire Level)/(Marshall & Ilsley Bank, Milwaukee LOC)	3,900,000
615,000		Prentice Village, WI, Limited Obligation Revenue Refunding Bonds, (Series A), Weekly VRDNs (Biewer-Wisconsin Sawmill, Inc. Project)/(Standard Federal Bank, N.A. LOC)	615,000
440,000		Waukesha, WI, IDRB, (Series 1995), Weekly VRDNs (Weldall Manufacturing Inc. Project)/(Bank One, Wisconsin N.A. LOC)	440,000

		TOTAL	9,935,000

		TOTAL INVESTMENTS--99.6% (AT AMORTIZED COST)[3]	$424,778,554

		OTHER ASSETS AND LIABILITIES -- NET--0.4%	1,905,480

		TOTAL NET ASSETS--100%	$426,684,034

Securities that are subject to the alternative minimum tax represent 71.1% of the portfolio as calculated based upon total portfolio market value (unaudited).

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At May 31, 2003, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value (unaudited)

First Tier	Second Tier
93.88%	6.12%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Directors. At May 31, 2003, these securities amounted to $29,114,716 which represents 6.8% of total net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Securities Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
IDFA	--Industrial Development Finance Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
RANs	--Revenue Anticipation Notes
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes
VRNs	--Variable Rate Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003

Assets:
Total investments in securities, at amortized cost and value		$424,778,554
Cash		740,704
Income receivable		1,666,760
Receivable for shares sold		979,970

TOTAL ASSETS		428,165,988

Liabilities:
Payable for shares redeemed	$1,134,122
Income distribution payable	60,217
Payable to transfer and dividend disbursing agent fees and expenses	137,647
Payable to portfolio accounting fees	8,394
Payable to distribution services fee	36,928
Payable to shareholder services fee	92,453
Payable for directors'/trustees' fee	692
Accrued expenses	11,501

TOTAL LIABILITIES		1,481,954

Net assets for 426,689,482 shares outstanding		$426,684,034

Net Assets Consist of:
Paid in capital		$426,687,186
Distributions in excess of net investment income		(46)
Net realized loss on investments		(3,106)

TOTAL NET ASSETS		$426,684,034

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$426,684,034 ÷ 426,689,482 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2003

Investment Income:
Interest			$7,816,877

Expenses:
Investment adviser fee		$2,485,986
Administrative personnel and services fee		373,892
Custodian fees		24,407
Transfer and dividend disbursing agent fees and expenses		581,436
Directors'/Trustees' fees		7,128
Auditing fees		12,736
Legal fees		13,476
Portfolio accounting fees		90,569
Distribution services fee		497,197
Shareholder services fee		1,242,993
Share registration costs		175,748
Printing and postage		53,525
Insurance premiums		1,994
Taxes		20,751
Miscellaneous		1,456

TOTAL EXPENSES		5,583,294

Waivers:
Waiver of investment adviser fee	$(312,181)
Waiver of transfer and dividend disbursing agent fees and expenses	(26,180)

TOTAL WAIVERS		(338,361)

Net expenses			5,244,933

Net investment income			2,571,944

Net realized loss on investments			(3,106)

Change in net assets resulting from operations			$2,568,838

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,571,944	$6,882,918
Net realized gain (loss) on investments	(3,106)	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,568,838	6,882,918

Distributions to Shareholders:
Distributions from net investment income	(2,571,990)	(6,882,918)

Share Transactions:
Proceeds from sale of shares	1,422,435,594	1,597,091,828
Net asset value of shares issued to shareholders in payment of distributions declared	2,423,462	6,570,429
Cost of shares redeemed	(1,536,407,530)	(1,573,950,050)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(111,548,474)	29,712,207

Change in net assets	(111,551,626)	29,712,207

Net Assets:
Beginning of period	538,235,660	508,523,453

End of period (including distributions in excess of net investment income of $(46) and $0, respectively)	$426,684,034	$538,235,660

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2003

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Municipal Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors (the "Directors"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2003, there were 12,500,000,000 par value shares ($0.001 per share) authorized. Capital paid-in aggregated $426,687,186. Transactions in capital stock were as follows:

Year Ended May 31	2003		2002
	Shares	Amount	Shares	Amount
Shares sold	1,422,435,594	1,422,435,594	1,597,091,828	1,597,091,828
Shares issued to shareholders in payment of distributions declared	2,423,393	2,423,462	6,570,429	6,570,429
Shares redeemed	(1,536,405,165)	(1,536,407,530)	(1,573,950,050)	(1,573,950,050)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(111,546,178)	(111,548,474)	29,712,207	29,712,207

FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to expired capital loss carryforwards.

For the year ended May 31, 2003, permanent items identified and reclassified among the components of net assets were as follows:

Paid-In Capital	Accumulated Net Realized Gains (Losses)
$(2,365)	$2,365

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2003 and May 31, 2002, was as follows:

	2003	2002
Tax-exempt income	$2,571,990	$6,882,918

As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$60,172

Capital loss carryforward	$ 3,106

At May 31, 2003, the Fund had a capital loss carryforward of $3,106, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund or any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$3,106

OTHER TAXES

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund, annually, to reimburse FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended May 31, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $909,506,000 and $1,387,801,000, respectively.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

FEDERAL TAX INFORMATION (UNAUDITED)

At May 31, 2003, 100% of distributions from net investment income are exempt from federal income tax, other than AMT.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC. AND SHAREHOLDERS OF MUNICIPAL CASH SERIES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Municipal Cash Series (the "Fund") (a portfolio of the Cash Trust Series, Inc.) as of May 31, 2003, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at May 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 11, 2003

Board of Directors and Corporation Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 138 investment company portfolios. Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Regions Morgan Keegan Select Funds--nine portfolios; Riggs Funds--eight portfolios; WesMark Funds--five portfolios; and Golden Oak® Family of Funds--seven portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: May 1989	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: May 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: May 1989

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: May 1989

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1989	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 VICE PRESIDENT Began serving: November 1998

Deborah A. Cunningham has been the Fund's Portfolio Manager since August 1989. She is Vice President of the Corporation. Ms. Cunningham joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham served as a Portfolio Manager and a Vice President of the Adviser from 1993 through 1996. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Corporation. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Municipal Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 147551303

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

28565 (7/03)

Federated Investors
World-Class Investment Manager

Prime Cash Series

A Portfolio of Cash Trust Series, Inc.

ANNUAL SHAREHOLDER REPORT

May 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF DIRECTORS AND CORPORATION OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.05	0.05	0.04

Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.05)	(0.05)	(0.04)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.69%	1.95%	5.34%	4.81%	4.46%

Ratios to Average Net Assets:

Expenses	1.05%	1.05%	1.04%	1.01%	1.00%

Net investment income	0.70%	1.94%	5.18%	4.73%	4.36%

Expense waiver/reimbursement[2]	0.03%	0.02%	0.06%	0.14%	0.16%

Supplemental Data:

Net assets, end of period (000 omitted)	$5,008,970	$5,621,516	$6,151,845	$5,061,010	$4,728,448

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2003

Principal Amount			Value
		ASSET-BACKED SECURITIES--1.4%
		Finance - Automotive--1.0%
$1,500,366		Americredit Automobile Receivables Trust 2002-E-M, Class A1, 1.818%, 11/6/2003	$1,500,366
1,198,499		CarMax Auto Owner Trust 2002-2, Class A1, 1.425%, 12/15/2003	1,198,499
3,026,582		MMCA Auto Owner Trust 2002-5, Class A1, 1.410%, 12/15/2003	3,026,582
29,016,268		Regions Auto Receivables Trust 2003-1, Class A1, 1.191%, 3/15/2004	29,016,268
9,810,131		TF Automobile Receivables Owner Trust 2002-1, Class A1, 1.468%, 12/12/2003	9,810,131
2,641,793		Volkswagen Auto Lease Trust 2002-A, Class A1, 1.385%, 11/20/2003	2,641,793
3,370,413		WFS Financial Owner Trust 2002-4, Class A1, 1.676%, 11/20/2003	3,370,413

		TOTAL	50,564,052

		Insurance--0.4%
6,000,000		Household Automotive Trust 2003-1, Class A1, (AMBAC LOC), 1.240%, 5/17/2004	6,000,000
15,066,302		Onyx Acceptance Auto Owner Trust 2003-A, Class A1, (Insured by XL Capital Assurance Inc.), 1.360%, 2/15/2004	15,066,302

		TOTAL	21,066,302

		TOTAL ASSET-BACKED SECURITIES	71,630,354

		CERTIFICATES OF DEPOSIT--9.2%
		Banking--9.2%
52,000,000		Abbey National Treasury Services, PLC, 1.350% - 1.845%, 10/17/2003 - 4/19/2004	52,000,519
26,500,000		BNP Paribas SA, 1.296%, 3/3/2004	26,498,997
46,000,000		Bank of New York, 2.065%, 7/1/2003	45,998,686
100,000,000		Bayerische Hypotheken-und Vereinsbank AG, 1.260% - 1.300%, 7/17/2003 - 8/25/2003	100,000,000
25,000,000		Canadian Imperial Bank of Commerce, 1.295%, 8/11/2003	25,000,000
60,000,000		Comerica Bank, 2.275%, 6/23/2003	59,999,104
15,000,000		Credit Agricole Indosuez, 1.330%, 4/26/2004	14,998,643
35,000,000		Danske Bank A/S, 2.100%, 6/30/2003	34,997,793
25,000,000		HBOS Treasury Services PLC, 1.280%, 6/18/2004	25,000,000
10,000,000		National Australia Bank Ltd., Melbourne, 1.520%, 5/14/2004	10,000,000
65,000,000		Svenska Handelsbanken, Stockholm, 1.250% - 2.280%, 6/30/2003 - 4/13/2004	65,002,815

		TOTAL CERTIFICATES OF DEPOSIT	459,496,557

Principal Amount			Value
		COLLATERALIZED LOAN AGREEMENTS--14.7%
		Banking--11.5%
$50,000,000		CDC Financial Products, Inc., 1.475%, 6/2/2003	$50,000,000
100,000,000		Deutsche Bank Securities, Inc., 1.505%, 6/2/2003	100,000,000
200,000,000		HSBC Securities, Inc., 1.475% - 1.525%, 6/2/2003	200,000,000
225,000,000		J.P. Morgan Securities, Inc., 1.475%, 6/2/2003	225,000,000

		TOTAL	575,000,000

		Brokerage--3.2%
110,000,000		Merrill Lynch, Pierce, Fenner & Smith, 1.415% - 1.455%, 6/2/2003	110,000,000
50,000,000		Morgan Stanley & Co., Inc., 1.455%, 6/2/2003	50,000,000

		TOTAL	160,000,000

		TOTAL COLLATERALIZED LOAN AGREEMENTS	735,000,000

		COMMERCIAL PAPER--22.4%[1]
		Banking--6.6%
93,000,000		Bavaria TRR, (Bayerische Hypotheken-und Vereinsbank AG Swap Agreement), 1.290% - 1.300%, 6/15/2003 - 6/24/2003	92,885,715
18,295,000		Benedictine Health System, (Harris Trust & Savings Bank, Chicago LOC), 1.310%, 6/3/2003	18,293,668
50,000,000		Blue Spice LLC, (Deutsche Bank AG Swap Agreement), 1.270%, 6/17/2003	49,971,778
27,450,000		Ivory Funding Corp., 1.270%, 6/12/2003	27,439,348
100,000,000		Kitty Hawk Funding Corp., 1.270%, 6/23/2003	99,922,389
42,800,000		Long Lane Master Trust IV, (Fleet National Bank Swap Agreement), 1.240%, 8/20/2003	42,682,062

		TOTAL	331,194,960

		Brokerage--1.0%
50,000,000		Citigroup Global Markets Holdings, Inc., 1.270%, 7/1/2003	49,978,833

		Consumer Products--0.9%
47,000,000		Diageo Capital PLC, (Guaranteed by Diageo PLC), 1.270% - 1.310%, 8/18/2003 - 2/17/2004	46,735,755

		Finance - Automotive--3.0%
49,000,000		FCAR Auto Loan Trust, (Series A1+/P1), 1.300%, 7/11/2003	48,929,222
46,400,000		Ford Motor Credit Co., 1.540% - 1.560%, 6/12/2003 - 7/21/2003	46,363,960
52,000,000		New Center Asset Trust, (Series A1/P1), 1.230% - 1.270%, 8/7/2003 - 8/28/2003	51,860,550

		TOTAL	147,153,732

Principal Amount			Value
		COMMERCIAL PAPER--continued[1]
		Finance - Commercial--5.6%
$99,500,000		CIT Group, Inc., 1.250% - 1.300%, 7/3/2003 - 7/30/2003	$99,330,370
97,115,000		Compass Securitization LLC, 1.270%, 6/23/2003 - 6/24/2003	97,038,217
72,000,000		General Electric Capital Services, 1.270%, 7/21/2003	71,873,000
13,000,000		Paradigm Funding LLC, 1.270%, 6/13/2003	12,994,497

		TOTAL	281,236,084

		Finance - Equipment--0.5%
4,000,000		John Deere Bank S.A., (Guaranteed by John Deere Capital Corp.), 1.470%, 7/25/2003	3,991,180
22,700,000		John Deere Credit Ltd., (Guaranteed by John Deere Capital Corp.), 1.470% - 1.480%, 6/6/2003 - 7/25/2003	22,678,056

		TOTAL	26,669,236

		Finance - Retail--1.2%
4,300,000		Household Finance Corp., 1.340%, 6/3/2003	4,299,680
30,000,000		Jupiter Securitization Corp., 1.270%, 6/20/2003	29,979,892
25,000,000		Sheffield Receivables Corp., 1.278%, 1/20/2004	25,000,000

		TOTAL	59,279,572

		Food & Beverage--1.6%
50,500,000		General Mills, Inc., 1.320% - 1.380%, 6/4/2003 - 6/24/2003	50,488,330
27,820,000		Sara Lee Corp., 1.300%, 6/19/2003	27,801,917

		TOTAL	78,290,247

		Insurance--0.5%
25,000,000		AEGON Funding Corp., 1.240%, 8/15/2003	24,935,416

		Machinery, Equipment, Auto--0.3%
17,000,000		John Deere Capital Corp., (Deere & Co. Support Agreement), 1.450% - 1.480%, 6/6/2003 - 6/13/2003	16,995,256

		Oil & Oil Finance--0.2%
10,000,000		Shell Finance (UK) PLC, 1.840%, 9/9/2003	9,948,889

		Retail--1.0%
49,600,000		Safeway, Inc., 1.325% - 1.340%, 6/9/2003 - 7/7/2003	49,568,528

		TOTAL COMMERCIAL PAPER	1,121,986,508

		CORPORATE NOTES--10.2%
		Banking--1.9%
50,000,000		Deutsche Bank AG, 1.405%, 6/2/2003	50,000,000
45,000,000		State Street Bank and Trust Co., 1.420%, 4/2/2004	45,000,000

		TOTAL	95,000,000

Principal Amount			Value
		CORPORATE NOTES--continued
		Brokerage--3.5%
$145,000,000		Bear Stearns Cos., Inc., 1.525%, 6/2/2003	$145,000,000
30,000,000		Goldman Sachs Group, Inc., 1.260% - 1.360%, 8/8/2003 - 9/12/2003	30,000,000

		TOTAL	175,000,000

		Finance - Securities--4.3%
169,500,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.300% - 1.840%, 10/24/2003 - 4/7/2004	169,498,821
25,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 2.320%, 7/7/2003	25,002,428
20,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 2.265%, 7/15/2003	20,000,000

		TOTAL	214,501,249

		Telecommunications--0.5%
28,000,000		SBC Communications, Inc., 4.295%, 6/5/2003	28,004,646

		TOTAL CORPORATE NOTES	512,505,895

		GOVERNMENT AGENCIES--2.0%
42,000,000		Federal Home Loan Bank System, 1.400%, 3/8/2004	42,000,000
38,000,000		Federal Home Loan Mortgage Corp., 5.250%, 2/15/2004	39,044,257
20,000,000		Federal National Mortgage Association, 1.380%, 5/7/2004	20,000,000

		TOTAL GOVERNMENT AGENCIES	101,044,257

		LOAN PARTICIPATIONS--1.6%
		Chemicals--0.2%
10,000,000		DuPont Teijin Films U.K. Ltd., (Guaranteed by Du Pont (E.I.) de Nemours & Co.), 1.320%, 6/6/2003	10,000,000

		Finance - Automotive--0.4%
20,000,000		General Motors Acceptance Corp., Mortgage of PA, (Guaranteed by General Motors Acceptance Corp.), 1.850%, 6/2/2003	19,998,972

		Finance - Commercial--0.5%
25,700,000		Mt. Vernon Phenol Plant Partnership, (General Electric Capital Corp. LOC), 1.338%, 5/19/2004	25,700,000

		Finance - Retail--0.5%
25,000,000		Countrywide Home Loans, Inc., 1.320%, 6/30/2003	25,000,000

		TOTAL LOAN PARTICIPATIONS	80,698,972

Principal Amount			Value
		NOTES - VARIABLE--31.2%[2]
		Banking--16.6%
$2,660,000		6380 Brackbill Associates, LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 6/6/2003	$2,660,000
3,175,000		Adena Health System, Adena Health System Project (Series 1998), (Huntington National Bank, Columbus, OH LOC), 1.400%, 6/5/2003	3,175,000
14,680,000		Alabama Incentives Financing Authority, (Series 1999-C), (SouthTrust Bank of Alabama, Birmingham LOC), 1.350%, 6/5/2003	14,680,000
4,549,000		American Health Care Centers, Inc., (Series 1998), (FirstMerit Bank, N.A. LOC), 1.370%, 6/5/2003	4,549,000
6,600,000		American Manufacturing Co., Inc., (Wachovia Bank N.A. LOC), 1.470%, 6/5/2003	6,600,000
3,625,000		Aurora City, IL, (Series 1995), (National City Bank, Michigan/Illinois LOC), 1.500%, 6/5/2003	3,625,000
4,135,000		BW Capps & Son, Inc., (Columbus Bank and Trust Co., GA LOC), 1.450%, 6/5/2003	4,135,000
3,745,000		Balboa Investment Group V, (First Commercial Bank, Birmingham, AL LOC), 1.400%, 6/5/2003	3,745,000
1,130,000		BeMacs Service, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.370%, 6/6/2003	1,130,000
1,675,000		Blackwell Investments, Inc., (Bank One N.A. (Chicago) LOC), 1.370%, 6/5/2003	1,675,000
75,000,000		Blue Heron Funding III, Inc, (Series 3A), (Guaranteed by WestLB AG), 1.330%, 6/30/2003	75,000,000
20,000,000		Blue Heron Funding V-A Ltd., (Guaranteed by WestLB AG), 1.330%, 6/26/2003	20,000,000
6,585,000		Bond Holdings LP, (SouthTrust Bank of Alabama, Birmingham LOC), 1.420%, 6/6/2003	6,585,000
1,200,000		Boozer Lumber Co., (SouthTrust Bank of Alabama, Birmingham LOC), 1.370%, 6/6/2003	1,200,000
8,000,000		Callaway Gardens Resort, Inc., (Columbus Bank and Trust Co., GA LOC), 1.470%, 6/15/2003	8,000,000
8,093,000		Capital One Funding Corp., (Bank One N.A. (Ohio) LOC), 1.350%, 6/5/2003	8,093,000
8,000,000		Central Penn, Inc., (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 6/6/2003	8,000,000
1,310,000		Children's Defense Fund, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 6/3/2003	1,310,000
4,905,000		Columbus, GA Development Authority, Woodmont Properties, LLC, (Series 2000), (Columbus Bank and Trust Co., GA LOC), 1.360%, 6/5/2003	4,905,000
3,865,000		Crane Plastics Siding LLC, (Series 2000), (Bank One N.A. (Chicago) LOC), 1.370%, 6/5/2003	3,865,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$3,850,000		Dewberry III LP, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 6/4/2003	$3,850,000
1,045,000		Edgefield County, SC, (Series 1997), (Bondex Inc Project), (HSBC Bank USA LOC), 1.700%, 6/5/2003	1,045,000
3,680,000		Engle Printing & Publishing, (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 6/6/2003	3,680,000
6,909,000		Frank Parsons Paper Co., Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 6/6/2003	6,909,000
7,370,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 6/6/2003	7,370,000
6,800,000		Gervais Street Associates, (Series 1998), (Wachovia Bank N.A. LOC), 1.420%, 6/4/2003	6,800,000
1,075,000		Gettysburg Area IDA, Hanover Lantern, Inc. Project (Series 1998-B), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 6/4/2003	1,075,000
2,050,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 6/6/2003	2,050,000
3,105,000		Great Southern Wood Preserving Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.370%, 6/6/2003	3,105,000
8,695,000		Grob Systems, Inc., (Series 1998 & 1999), (Fifth Third Bank, Cincinnati LOC), 1.320%, 6/5/2003	8,695,000
44,000,000		HBOS Treasury Services PLC, 1.280%, 8/20/2003	44,000,000
8,485,000		HJH Associates of Alabama, Hilton Hotel, Huntsville, (SouthTrust Bank of Alabama, Birmingham LOC), 1.370%, 6/6/2003	8,485,000
1,000,000		Hanna Steel Corp., (SouthTrust Bank of Alabama, Birmingham LOC), 1.420%, 6/6/2003	1,000,000
4,880,000		Hodges Bonded Warehouse, Inc., Teague Warehouse Project, (Columbus Bank and Trust Co., GA LOC), 1.420%, 6/5/2003	4,880,000
5,893,000		Houlihan Brothers Finance Corp., (Series A), (National City Bank, Michigan/Illinois LOC), 1.340%, 6/5/2003	5,893,000
49,320,000		Inland Empire Solid Waste Financing Authority, CA, (Bayerische Hypotheken-und Vereinsbank AG LOC), 1.830%, 6/4/2003	49,320,000
4,430,000		Iowa 80 Group, Inc., (Series 2001), (Wells Fargo Bank, N.A. LOC), 1.440%, 6/2/2003	4,430,000
8,100,000		Jackson-Rime Development Co. I, (Series 2002), (First Commercial Bank, Birmingham, AL LOC), 1.350%, 6/5/2003	8,100,000
2,290,000		Lake Sherwood Senior Living Center LLC, (Union Planters Bank, N.A., Memphis, TN LOC), 1.650%, 6/5/2003	2,290,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$46,750,000		Liquid Asset Backed Securities Trust, (Series 1996-3), (WestLB AG Swap Agreement), 1.330%, 6/15/2003	$46,750,000
10,704,000		MMR Funding I, (Series A), (Bayerische Hypotheken-und Vereinsbank AG LOC), 1.350%, 6/5/2003	10,704,000
50,000,000	[3]	MONET Trust, (Series 2000-1), (Dresdner Bank AG, Frankfurt Swap Agreement), 1.360%, 6/30/2003	50,000,000
3,500,000		Maryland Economic Development Corp., CWI Limited Partnership, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 6/6/2003	3,500,000
4,250,000		Maryland Economic Development Corp., Human Genome Sciences (Series 1999A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 6/3/2003	4,250,000
50,000,000		Maryland Economic Development Corp., Human Genome Sciences, (Series 2001A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 6/3/2003	50,000,000
4,200,000		Maryland State IDFA, (Kelly Springfield Tire), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.290%, 6/2/2003	4,200,000
334,000		Maryland State IDFA, Human Genome, (Series1994), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.240%, 6/2/2003	334,000
4,065,000		Memphis, TN Center City Revenue Finance Corp., South Bluffs Project (Series1998-B), (National Bank of Commerce, Memphis, TN LOC), 1.490%, 6/5/2003	4,065,000
355,000		New Jersey EDA, (Series 1992 K-3), (BNP Paribas SA LOC), 1.520%, 6/2/2003	355,000
9,000,000		Newton Racquetball Associates, (Commerce Bank NA, Cherry Hill, NJ LOC), 1.470%, 6/4/2003	9,000,000
4,575,000		Northwood Crossing LLC, (First Commercial Bank, Birmingham, AL LOC), 1.370%, 6/5/2003	4,575,000
5,705,000		O'Dovero Consolidated LLC, (Series 1998-A), (National City Bank, Michigan/Illinois LOC), 1.340%, 6/5/2003	5,705,000
7,700,000		Oxmoor Partners LLC, (First Commercial Bank, Birmingham, AL LOC), 1.370%, 6/5/2003	7,700,000
10,095,000		PVF Finance LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 6/6/2003	10,095,000
8,655,000		Remington Leasing LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 6/6/2003	8,655,000
7,500,000		Rt. 206, Inc., (Series 2000), (Commerce Bank NA, Cherry Hill, NJ LOC), 1.580%, 6/5/2003	7,500,000
750,000		Sandridge Food Corp., (National City Bank, Ohio LOC), 1.370%, 6/5/2003	750,000
25,000,000		Sea Island Co., (Columbus Bank and Trust Co., GA LOC), 1.420%, 6/5/2003	25,000,000
Principal Amount			Value
		NOTES - VARIABLE--continued[2]
		Banking--continued
$3,745,000		Sojourn Project, (Series 1997), (FirstMerit Bank, N.A. LOC), 1.370%, 6/5/2003	$3,745,000
9,630,000		Standing Boy Properties LLC, (Columbus Bank and Trust Co., GA LOC), 1.420%, 6/5/2003	9,630,000
1,800,000		Stone Creek LLC, (Columbus Bank and Trust Co., GA LOC), 1.350%, 6/5/2003	1,800,000
4,785,000		Sun Valley, Inc., (SouthTrust Bank of Alabama, Birmingham LOC), 1.370%, 6/6/2003	4,785,000
2,735,000		Sussex County, DE, Rehoboth Mall Project, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 6/6/2003	2,735,000
46,200,000		Taxable Floating Rate Notes, (Series 2002-H2), Becker, MN PCR, (Bank of New York Swap Agreement), 1.450%, 6/4/2003	46,200,000
3,100,000		Thetford Threesome LLC, (Columbus Bank and Trust Co., GA LOC), 1.420%, 6/5/2003	3,100,000
15,000,000	[3]	URI Trust, (Series 2000-1), (UBS AG Swap Agreement), 1.330%, 6/18/2003	15,000,000
17,475,000		Union Development Co., (Bank of America N.A. LOC), 1.291%, 6/5/2003	17,475,000
4,410,000		Visalia, CA Community Redevelopment Agency, East Visalia Redevelopment Project (Series 1990), (Union Bank of California LOC), 2.250%, 6/5/2003	4,410,000
9,527,500		WCN Properties, Inc., (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.470%, 6/6/2003	9,527,500
73,000,000		Wells Fargo & Co., 1.310% - 1.350%, 6/2/2003 - 6/16/2003	73,000,000
29,000,000		Wells Fargo Bank, N.A., 1.290%, 2/3/2004	29,000,000
3,930,000		Woodbury Business Forms, Inc./Carribean Business Forms, (Series 1996), Taxable Revenue Bonds, (Columbus Bank and Trust Co., GA LOC), 1.650%, 6/5/2003	3,930,000

		TOTAL	833,384,500

		Brokerage--1.3%
25,000,000		Goldman Sachs Group, Inc., Promissory Notes, 1.470%, 6/2/2003	25,000,000
40,000,000		Merrill Lynch & Co., Inc., 1.360%, 6/11/2003	40,000,000

		TOTAL	65,000,000

		Finance - Automotive--0.6%
30,000,000		GMAC Residential Holding Corp., (Guaranteed by General Motors Acceptance Corp.), 1.803%, 7/1/2003	29,955,452

		Finance - Commercial--1.9%
90,500,000		General Electric Capital Corp., 1.340% - 1.348%, 6/9/2003 - 6/17/2003	90,500,000
3,000,000		South Carolina Jobs-EDA, Roller Bearing Co., (Series 1994 B), (Heller Financial, Inc. LOC), 1.440%, 6/5/2003	3,000,000

		TOTAL	93,500,000

Principal Amount or Shares			Value
		NOTES - VARIABLE--continued[2]
		Finance - Retail--0.7%
$31,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 1.866%, 6/16/2003	$31,000,000
3,500,000		Holmes Financing (No. 7) PLC, 1.26% 4/15/04, A1, 1.270%, 6/16/2003	3,500,000

		TOTAL	34,500,000

		Finance - Securities--4.4%
15,000,000		Beta Finance, Inc., (Guaranteed by Beta Finance Corp.), 1.305%, 6/2/2003	15,000,000
55,000,000		K2 (USA) LLC, (Guaranteed by K2 Corp.), 1.290% - 1.315%, 6/2/2003 - 6/16/2003	54,999,479
152,000,000		Sigma Finance, Inc., (Guaranteed by Sigma Finance Corp.), 1.278% - 1.355%, 6/2/2003 - 9/15/2003	151,991,318

		TOTAL	221,990,797

		Government Agency--0.0%
810,000		Clayton County, GA Housing Authority, Summerwinds Project, (Series 2000 B), (Federal National Mortgage Association LOC), 1.320%, 6/5/2003	810,000

		Insurance--4.9%
20,000,000		Allstate Life Insurance Co., 1.540%, 8/1/2003	20,000,000
40,000,000		Compass Securitization LLC, 1.260%- 1.265%, 7/9/2003 - 9/15/2003	39,998,885
30,000,000		GE Capital Assurance Co., 1.400%, 8/11/2003	30,000,000
10,000,000		GE Life and Annuity Assurance Co., 1.439%, 9/2/2003	10,000,000
33,000,000		Jackson National Life Insurance Co., 1.408%, 6/23/2003	33,000,000
35,000,000		Monumental Life Insurance Co., 1.420%, 8/29/2003	35,000,000
40,000,000		Principal Life Insurance Co., 1.489%, 8/1/2003	40,000,000
23,000,000		Protective Life Insurance Co., 1.460%, 8/1/2003	23,000,000
15,000,000		Security Life of Denver Insurance Co., 1.420%, 7/25/2003	15,000,000

		TOTAL	245,998,885

		Telecommunications--0.8%
40,000,000		BellSouth Telecommunications, Inc., 1.350%, 6/5/2003	40,000,000

		TOTAL NOTES - VARIABLE	1,565,139,634

		MUTUAL FUNDS--4.0%
		Asset Management--4.0%
150,000,000		Nations Cash Reserves	150,000,000
50,000,000		Scudder Money Market	50,000,000

		TOTAL MUTUAL FUNDS	200,000,000

Principal Amount			Value
		REPURCHASE AGREEMENTS--3.1%
$50,000,000		Interest in $225,000,000 joint agreement with Dresdner Kleinwort Wassertstein, 1.350%, dated 5/30/2003, to be repurchased at $50,005,625 on 6/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 8/8/2017	$50,000,000
102,653,000		Interest in $2,500,000,000 joint agreement with UBS Warburg LLC, 1.370%, dated 5/30/2003, to be repurchased at $102,664,720 on 6/2/2003, collateralized by U.S. Government Agency Obligations with various maturities to 6/25/2033	102,653,000

		TOTAL REPURCHASE AGREEMENTS	152,653,000

		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST)[4]	5,000,155,177

		OTHER ASSETS AND LIABILITIES -- NET--0.2%	8,815,203

		TOTAL NET ASSETS--100%	$5,008,970,380

1 Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

2 Current rate and next reset date shown.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At May 31, 2003, these securities amounted to $65,000,000 which represents 1.3% of total net assets.

4 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
LOC	--Letter of Credit
PCR	--Pollution Control Revenue

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003

Assets:
Total investments in securities, at amortized cost and value		$5,000,155,177
Cash		1,384,075
Income receivable		11,278,501
Receivable for shares sold		9,669,705

TOTAL ASSETS		5,022,487,458

Liabilities:
Payable for shares redeemed	$10,727,632
Payable for transfer and dividend disbursing agent fees and expenses	111,464
Payable to directors'/trustees' fees	5,359
Payable for portfolio accounting fees	14,511
Payable for distribution services fee	428,700
Payable for shareholder services fee	1,071,770
Income distribution payable	616,343
Accrued expenses	541,299

TOTAL LIABILITIES		13,517,078

Net assets for 5,008,997,462 shares outstanding		$5,008,970,380

Net Assets Consist of:
Paid in capital		$5,008,997,462
Distributions in excess of net investment income		(27,082)

TOTAL NET ASSETS		$5,008,970,380

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$5,008,970,380 ÷ 5,008,997,462 shares outstanding		$1.00

Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2003

Investment Income:
Interest			$93,888,362

Expenses:
Investment adviser fee		$26,784,579
Administrative personnel and services fee		4,028,401
Custodian fees		268,697
Transfer and dividend disbursing agent fees and expenses		6,679,518
Directors'/Trustees' fees		45,106
Auditing fees		10,984
Legal fees		9,784
Portfolio accounting fees		172,678
Distribution services fee		5,356,916
Shareholder services fee		13,392,290
Share registration costs		213,655
Printing and postage		394,710
Insurance premiums		7,510
Taxes		494,300
Miscellaneous		21,968

TOTAL EXPENSES		57,881,096

Waivers:
Waiver of investment adviser fee	$(1,095,624)
Waiver of transfer and dividend disbursing agent fees and expenses	(275,367)

TOTAL WAIVERS		(1,370,991)

Net expenses			56,510,105

Net investment income			$37,378,257

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$37,378,257	$119,036,412

Distributions to Shareholders:
Distributions from net investment income	(37,405,339)	(119,036,412)

Share Transactions:
Proceeds from sale of shares	14,251,305,521	15,523,662,338
Net asset value of shares issued to shareholders in payment of distributions declared	37,406,696	119,816,138
Cost of shares redeemed	(14,901,231,186)	(16,173,806,982)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(612,518,969)	(530,328,506)

Change in net assets	(612,546,051)	(530,328,506)

Net Assets:
Beginning of period	5,621,516,431	6,151,844,937

End of period (including distributions in excess of net investment income of $(27,082) and $0, respectively)	$5,008,970,380	$5,621,516,431

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2003

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Prime Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distribution

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted illiquid security held at May 31, 2003 is as follows:

Security	Acquisition Date	Acquisition Cost
MONET Trust, Series 2000-1	9/27/2000	$50,000,000

URI Trust, Series 2000-1	12/18/2000	$15,000,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2003, there were $12,500,000,000 par value shares ($0.001 share) authorized. Capital paid-in aggregated $5,008,997,462. Transactions in capital stock were as follows:

Year Ended May 31	2003	2002
Shares sold	14,251,305,521	15,523,662,338
Shares issued to shareholders in payment of distributions declared	37,406,696	119,816,138
Shares redeemed	(14,901,231,186)	(16,173,806,982)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(612,518,969)	(530,328,506)

FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended May 31, 2003 and 2002, was as follows:

	2003	2002
Ordinary income	$37,405,339	$119,036,412

As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$589,261

OTHER TAXES

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund, annually, to reimburse FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

CONCENTRATION OF CREDIT RISK

A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC. AND SHAREHOLDERS OF PRIME CASH SERIES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prime Cash Series (the "Fund") (a portfolio of the Cash Trust Series, Inc.) as of May 31, 2003, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at May 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 11, 2003

Board of Directors and Corporation Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 138 investment company portfolios. Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak© Family of Funds--seven portfolios; Regions Morgan Keegan Select Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: May 1989	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: May 1989

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: May 1989

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: May 1989

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: January 1999

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: June 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: May 1989	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) and Previous Position(s)
Deborah A. Cunningham Birth Date: September 15, 1959 VICE PRESIDENT Began serving: November 1998

Deborah A. Cunningham has been the Fund's Portfolio Manager since August 1989. She is Vice President of the Corporation. Ms. Cunningham joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham served as a Portfolio Manager and a Vice President of the Adviser from 1993 through 1996. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: November 1998

Mary Jo Ochson is Vice President of the Corporation. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Prime Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 147551105

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

28566 (7/03)

Federated Investors
World-Class Investment Manager

Treasury Cash Series

A Portfolio of Cash Trust Series, Inc.

ANNUAL SHAREHOLDER REPORT

May 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

INDEPENDENT AUDITORS' REPORT

BOARD OF DIRECTORS AND OFFICERS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended May 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.01	0.02	0.05	0.04	0.04
Net realized and unrealized gain (loss) on investments	0.00 [1]	0.00 [1]	--	--	--

TOTAL FROM INVESTMENT OPERATIONS	0.01	0.02	0.05	0.04	0.04

Less Distributions:
Distributions from net investment income	(0.01)	(0.02)	(0.05)	(0.04)	(0.04)
Distributions from net realized gain on investments	(0.00)[1]	(0.00)[1]	--	--	--

TOTAL DISTRIBUTIONS	(0.01)	(0.02)	(0.05)	(0.04)	(0.04)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.57%	1.67%	5.03%	4.47%	4.21%

Ratios to Average Net Assets:

Expenses	1.05%	1.03%	1.04%	1.01%	1.00%

Net investment income	0.54%	1.63%	4.91%	4.37%	4.11%

Expense waiver/reimbursement[3]	0.05%	--	0.01%	0.04%	0.07%

Supplemental Data:

Net assets, end of period (000 omitted)	$491,107	$606,949	$977,293	$850,062	$969,592

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2003

Principal Amount			Value
		U.S. TREASURY--25.5%
		U.S. Treasury Bills--8.3%[1]
$41,000,000		1.075% - 1.175%, 8/7/2003 -- 11/28/2003	$40,849,623

		U.S. Treasury Bonds--2.1%
10,000,000		11.125% - 11.875%, 8/15/2003 -- 11/15/2003	10,289,254

		U.S. Treasury Notes--15.1%
73,500,000		2.750% - 5.750%, 8/15/2003 -- 5/31/2004	74,339,307

		TOTAL U.S. TREASURY	125,478,184

		REPURCHASE AGREEMENTS--74.3%
22,000,000		Interest in $500,000,000 joint repurchase agreement with ABN AMRO Bank NV, New York, 1.210%, dated 5/30/2003, to be repurchased at $22,002,218 on 6/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2022	22,000,000
22,000,000		Interest in $575,000,000 joint repurchase agreement with BNP Paribas Securities Corp., 1.270%, dated 5/30/2003, to be repurchased at $22,002,328 on 6/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 05/15/2030	22,000,000
22,000,000		Interest in $350,000,000 joint repurchase agreement with Banc One Capital Markets, Inc., 1.280%, dated 5/30/2003, to be repurchased at $22,002,347 on 6/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 4/15/2032	22,000,000
6,500,000	[2]	Interest in $179,000,000 joint repurchase agreement with Bank of America LLC, 1.170%, dated 4/28/2003, to be repurchased at $6,513,309 on 6/30/2003, collateralized by a U.S. Treasury Obligation with maturity of 5/15/2016	6,500,000
5,000,000	[2]	Interest in $135,000,000 joint repurchase agreement with Bank of America LLC, 1.170%, dated 4/30/2003, to be repurchased at $5,009,913 on 6/30/2003, collateralized by a U.S. Treasury Obligation with maturity of 2/15/2020	5,000,000
11,000,000		Interest in $1,000,000,000 joint repurchase agreement with Bank of America LLC, 1.250%, dated 5/30/2003, to be repurchased at $11,001,146 on 6/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2020	11,000,000
22,000,000		Interest in $650,000,000 joint repurchase agreement with Bank of Nova Scotia, Toronto, 1.270%, dated 5/30/2003, to be repurchased at $22,002,328 on 6/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2028	22,000,000
34,269,000		Interest in $1,742,000,000 joint repurchase agreement with Barclays Capital, Inc., 1.280%, dated 5/30/2003, to be repurchased at $34,272,655 on 6/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 05/15/2030	34,269,000
9,000,000	[2]	Interest in $249,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.150%, dated 5/6/2003, to be repurchased at $9,014,663 on 6/26/2003, collateralized by U.S. Treasury Obligations with various maturities to 08/15/2013	9,000,000
Principal Amount			Value
		REPURCHASE AGREEMENTS--continued
$9,000,000	[2]	Interest in $258,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.160%, dated 5/15/2003, to be repurchased at $9,022,330 on 7/31/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2028	$9,000,000
45,000,000		Interest in $1,000,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.260%, dated 5/30/2003, to be repurchased at $45,004,725 on 6/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 5/15/2005	45,000,000
25,000,000		Interest in $1,400,000,000 joint repurchase agreement with Deutsche Bank Securities, Inc., 1.270%, dated 5/30/2003, to be repurchased at $25,002,646 on 6/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 8/15/2026	25,000,000
22,000,000		Interest in $650,000,000 joint repurchase agreement with J.P. Morgan Securities, Inc., 1.250%, dated 5/30/2003, to be repurchased at $22,002,292 on 6/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2012	22,000,000
22,000,000		Interest in $500,000,000 joint repurchase agreement with Merrill Lynch Government Securities, 1.220%, dated 5/30/2003, to be repurchased at $22,002,237 on 6/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 2/15/2013	22,000,000
22,000,000		Interest in $625,000,000 joint repurchase agreement with Societe Generale, New York, 1.280%, dated 5/30/2003, to be repurchased at $22,002,347 on 6/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 08/15/2014	22,000,000
22,000,000		Interest in $500,000,000 joint repurchase agreement with UBS Warburg LLC, 1.260%, dated 5/30/2003, to be repurchased at $22,002,310 on 6/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 09/18/2003	22,000,000
22,000,000		Interest in $150,000,000 joint repurchase agreement with Wachovia Securities, Inc., 1.210%, dated 5/30/2003, to be repurchased at $22,002,218 on 6/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2026	22,000,000
22,000,000		Interest in $500,000,000 joint repurchase agreement with WestLB AG, 1.250%, dated 5/30/2003, to be repurchased at $22,002,292 on 6/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 02/15/2012	22,000,000

		TOTAL REPURCHASE AGREEMENTS	364,769,000

		TOTAL INVESTMENTS--99.8% (AT AMORTIZED COST)[3]	490,247,184

		OTHER ASSETS AND LIABILITIES -- NET--0.2%	859,553

		TOTAL NET ASSETS--100%	$491,106,737

1 These issues show the rate of discount at the time of purchase.

2 Although final maturities fall beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003

Assets:
Investments in repurchase agreements	$364,769,000
Investments in securities	125,478,184

Total investments in securities, at amortized cost and value		$490,247,184
Cash		105,349
Income receivable		1,159,996
Receivable for shares sold		199,785

TOTAL ASSETS		491,712,314

Liabilities:
Payable for shares redeemed	398,215
Income distribution payable	29,364
Payable for transfer and dividend disbursing agent fees and expenses	7,667
Payable for portfolio accounting fees	8,260
Payable for distribution services fee	42,017
Payable for shareholder services fee	105,041
Payable for directors'/trustees' fees	782
Accrued expenses	14,231

TOTAL LIABILITIES		605,577

Net assets for 491,069,097 shares outstanding		$491,106,737

Net Assets Consist of:
Paid in capital		$491,069,097
Undistributed net investment income		37,640

TOTAL NET ASSETS		$491,106,737

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$491,106,737 ÷ 491,069,097 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended May 31, 2003

Investment Income:
Interest		$8,975,712

Expenses:
Investment adviser fee	$2,811,400
Administrative personnel and services fee	422,834
Custodian fees	48,119
Transfer and dividend disbursing agent fees and expenses	641,142
Directors'/Trustees' fees	7,495
Auditing fees	12,305
Legal fees	5,138
Portfolio accounting fees	97,728
Distribution services fee	562,280
Shareholder services fee	1,405,700
Share registration costs	104,863
Printing and postage	42,995
Insurance premiums	2,041
Taxes	53,408
Miscellaneous	15,092

TOTAL EXPENSES	6,232,540

Waiver of investment adviser fee	(301,049)

Net expenses		5,931,491

Net investment income		3,044,221

Net realized gain on investments		312,819

Change in net assets resulting from operations		$3,357,040

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,044,221	$12,427,164
Net realized gain on investments	312,819	533,247

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,357,040	12,960,411

Distributions to Shareholders:
Distributions from net investment income	(3,006,581)	(12,427,164)
Distributions from net realized gain on investments	(312,819)	(533,247)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,319,400)	(12,960,411)

Share Transactions:
Proceeds from sale of shares	1,920,703,731	2,801,372,885
Net asset value of shares issued to shareholders in payment of distributions declared	3,045,323	11,239,610
Cost of shares redeemed	(2,039,629,084)	(3,182,956,416)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(115,880,030)	(370,343,921)

Change in net assets	(115,842,390)	(370,343,921)

Net Assets:
Beginning of period	606,949,127	977,293,048

End of period (including undistributed net investment income of $37,640 and $0, respectively)	$491,106,737	$606,949,127

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2003

ORGANIZATION

Cash Trust Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Treasury Cash Series (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CAPITAL STOCK

At May 31, 2003, there was $12,500,000,000 par value shares ($0.001 per share) authorized. Capital paid-in aggregated $491,069,097. Transactions in capital stock were as follows:

Year Ended May 31	2003	2002
Shares sold	1,920,703,731	2,801,372,885
Shares issued to shareholders in payment of distributions declared	3,045,323	11,239,610
Shares redeemed	(2,039,629,084)	(3,182,956,416)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(115,880,030)	(370,343,921)

FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets during the years ended May 31, 2003 and May 31, 2002, was as follows:

	2003	2002
Ordinary income[1]	$3,309,876	$12,960,411

Long-term capital gain	$ 9,524	--

1 For tax purposes, short-term capital gain distributions are considered ordinary income.

As of May 31, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$67,004

OTHER TAXES

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.35% of the average daily net assets of the Fund, annually, to reimburse FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund hereby designates $9,524 as long-term capital gain dividends for the year ended May 31, 2003.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS OF CASH TRUST SERIES, INC. AND SHAREHOLDERS OF TREASURY CASH SERIES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Treasury Cash Series (the "Fund") (a portfolio of the Cash Trust Series, Inc.) as of May 31, 2003, the related statement of operations for the year then ended, the statement of changes in net assets for the two years in the period ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at May 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
July 11, 2003

Board of Directors and Corporation Officers

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 138 investment company portfolios. Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; Golden Oak Family of Funds--seven portfolios; Regions Morgan Keegan Select Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: August 2001	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: August 2001

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 2001

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: August 2001

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 2001

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: August 2001

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: August 2001

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 2001

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Corporation Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: August 2001

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: August 2001

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: August 2001

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: August 2001

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Address Positions Held with Corporation	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: August 2001

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: August 2001	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: August 2001	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2001

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: August 2001

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Deborah A. Cunningham Birth Date: September 15, 1959 VICE PRESIDENT Began serving: August 2001

Deborah A. Cunningham has been the Fund's Portfolio Manager since August 1989. She is Vice President of the Corporation. Ms. Cunningham joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1997. Ms. Cunningham served as a Portfolio Manager and a Vice President of the Adviser from 1993 through 1996. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson Birth Date: September 12, 1953 VICE PRESIDENT Began serving: August 2001

Mary Jo Ochson is Vice President of the Corporation. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. This information is also available from the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Federated Investors
World-Class Investment Manager

Treasury Cash Series
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 147551402

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

28567 (7/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Items 5-6   [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls and procedures (as defined in rule 30a-2 under the  Investment  Company Act of 1940 (the  "Act")) are  effective  in design  and  operation  and  are  sufficient  to  form  the  basis  of  the certifications  required  by Rule  30a-2  under  the  Act,  based  on their evaluation of these  disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no significant changes in the registrant's internal controls, or the internal  controls of its service  providers,  or in other factors that could  significantly  affect these controls subsequent to the date of their evaluation,  including any  corrective  actions with regard to  significant deficiencies and material weaknesses.

Item 10.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Cash Trust Series, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        July 28, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        July 28, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        July 28, 2003